Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 9,104	$ 10,452	$ 14,783	$ 29,198	$ 40,185
Aluminum products					383
Revenues from logistic services	449	408	502	1,260	1,306
Fertilizer products	1,095	923	1,037	2,847	2,691
Others	315	367	419	1,147	1,069
Revenues before taxes	10,963	12,150	16,741	34,452	45,634
Taxes on revenues	(238)	(257)	(380)	(780)	(1,071)
Net operating revenues	10,725	11,893	16,361	33,672	44,563
Operating costs and expenses
Cost of ores and metals sold	(4,567)	(4,568)	(4,737)	(13,391)	(13,199)
Cost of aluminum products					(289)
Cost of logistic services	(338)	(331)	(391)	(1,022)	(1,056)
Cost of fertilizer products	(858)	(734)	(788)	(2,258)	(2,109)
Others	(365)	(382)	(335)	(1,162)	(895)
Total costs	(6,128)	(6,015)	(6,251)	(17,833)	(17,548)
Selling, general and administrative expenses	(519)	(615)	(654)	(1,663)	(1,507)
Research and development expenses	(360)	(359)	(440)	(1,018)	(1,145)
Gain (loss) on sale of assets		(377)		(377)	1,513
Others	(1,071)	(604)	(643)	(2,361)	(1,787)
Total costs and expenses	(8,078)	(7,970)	(7,988)	(23,252)	(20,474)
Operating income	2,647	3,923	8,373	10,420	24,089
Non-operating income (expenses)
Financial income	88	120	188	327	579
Financial expenses	(682)	(559)	(822)	(1,854)	(1,918)
Gains (losses) on derivatives, net	(12)	(416)	(568)	(132)	29
Foreign exchange gains (losses), net	(214)	(1,748)	(2,043)	(1,725)	(1,398)
Indexation gains (losses), net	(14)	55	(148)	231	(135)
Total non-operating income (expenses)	(834)	(2,548)	(3,393)	(3,153)	(2,843)
Income before discontinued operations, income taxes and equity results	1,813	1,375	4,980	7,267	21,246
Income taxes
Current	(1,077)	(25)	(1,197)	(1,915)	(4,509)
Deferred
Deferred of period	697	(151)	846	806	374
Reversal of Deferred Income Tax liabilities (see note 5.a.)		1,236		1,236
Income taxes per consolidated statements of income	(380)	1,060	(351)	127	(4,135)
Equity in results of affiliates, joint ventures and other investments	154	158	282	555	968
Net income	1,587	2,593	4,911	7,949	18,079
Losses attributable to noncontrolling interests	(82)	(69)	(24)	(209)	(134)
Net income attributable to the Company's stockholders	$ 1,669	$ 2,662	$ 4,935	$ 8,158	$ 18,213
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per common share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per convertible note linked to preferred share (in dollars per share)			$ 1.78		$ 5.16
Earnings per convertible note linked to common share (in dollars per share)			$ 1.79		$ 5.32